Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	2018	2019	2020
Numerator (in RMB millions):
Income attributable to equity shareholders of the Company used in computing basic/diluted earnings per share	10,197	11,330	12,493

Denominator (in millions):
Weighted average number of ordinary shares outstanding used in computing basic/diluted earnings per share	30,598	30,598	30,598

Basic/Diluted earnings per share (in RMB)	0.33	0.37	0.41